Stockholders' Equity and Mezzanine Equity - Common stock warrants (Details) - $ / shares	Jun. 30, 2022	Dec. 31, 2021	Sep. 01, 2021	Dec. 31, 2020	Jan. 31, 2019	Dec. 31, 2018
Number of warrants to purchase common stock		16,738,636	16,738,636
Weighted average exercise price for the warrants			$ 11.50
Wag Labs, Inc.
Number of warrants to purchase common stock	91,310	91,310		91,310	91,310	91,310
Weighted average exercise price for the warrants	$ 1.54	$ 1.54		$ 1.54	$ 1.54	$ 1.54
Term of warrants (in years)					10 years	10 years
Common warrants	91,310	91,310		91,310